Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Summary of deferred tax assets and liabilities
	December 31,
	2016	2015
Deferred tax assets, current
Revenue an expense cutoff	$62,789	$-
Allowance for doubtful accounts	153,957	5,634
Accrued revenue (net of cost)	-	49,870
	216,746	55,504
Less: valuation allowance	-	-
	216,746	55,504
Deferred tax assets, non-current
Depreciation expense	-	2,085
Loss carryforward	-	25,847
	-	27,932
Less: valuation allowance	-	(3,958)
	-	23,974
Deferred tax liability, current
Accrued revenue (net of cost)	(60,476)	(90,777)
Revenue and expense cutoff	(86,406)	-
	(146,882)	(90,777)

Schedule of deferred income tax balances for financial reporting
	December 31,
	2016	2015
Deferred tax assets, current	$69,864	$-
Deferred tax assets, non-current	-	23,974
Deferred tax liabilities, current	-	(35,273)